BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)							6 Months Ended				12 Months Ended
	Dec. 10, 2021 shares	Nov. 10, 2021 shares	Jun. 03, 2021 USD ($) shares	Jan. 13, 2021 CNY (¥) item shares	Dec. 10, 2019	Aug. 21, 2018 CNY (¥) shares	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 09, 2023 $ / shares	Jun. 03, 2021 CNY (¥)	Jun. 03, 2021 USD ($) $ / shares	Jan. 13, 2021 USD ($) item $ / shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage						43.00%				43.00%	43.00%
Shares						487,057
Reverse stock split							0.2	0.2
Investment loss | ¥							¥ 0		¥ 15,411
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage				51.00%											51.00%
Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage													30.00%	30.00%
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Payments to acquire additional interest in subsidiaries | ¥						¥ 10,000,000
Number of gas stations extending business | item							200	200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item				2											2
Percentage of deemed consideration of equity.				8.00%
Equity method investment additional information						As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares															$ 1.61
Fair market value of waived performance goals				¥ 1,689,807											$ 261,667
Remeasurement gain of previously held equity interests in connection with step acquisition | ¥											¥ 979,254
Amortization expense							¥ 350,000	$ 50,737	¥ 350,000
Number of shares cancelled				162,352
Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage													30.00%	30.00%
Payments to acquire equity method investments | $			$ 3,000,000
Stock price | $ / shares														$ 13.80
Fair value of shares issued													¥ 27,675,450	$ 4,327,600
Investment loss | ¥										¥ 15,411
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals				8.00%											8.00%
Future Gas Station (Beijing) Technology, Ltd | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares				487,057
Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares							0	0	128,672
Restricted shares issued for services (in shares)		500,000
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares				487,057
Minimum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage						8.00%
Maximum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership percentage						43.00%
Subsequent event
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Stock price | $ / shares												$ 0.98
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split					0.2
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares						487,057
Class A ordinary shares | Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Number of shares cancelled	316,345
Restricted shares issued for services (in shares)		500,000
Class A ordinary shares | Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares									250,000
Class A ordinary shares | Restricted shares | Investment in Starry Blockchain Energy Pte. Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares			316,345
Stock price | $ / shares														$ 9.48